Going Concern Analysis	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Analysis

Note 2 – Going Concern Analysis

Going Concern Analysis

The Company had income (loss) from operations of $39,005 and $(3,177,956) for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018, we had cash and working capital deficit $1,457,735 and $3,853,295, respectively. We have evaluated the significance of these conditions in relation to our ability to meet our obligations, which had previously raised doubts about the Company’s ability to continue as a going concern through June 2019. However, the Company believes that the effects of its cost savings efforts with regard to corporate overhead and show production expenses commenced in 2017 and should be evident in 2018.

In addition to its cost containment strategies, the Company has announced three agreements to expand its future revenues: 1) An alignment with Sony Pictures Entertainment to explore a number of strategic initiatives; 2) An agreement to program a linear advertising Supported channel and an SVOD Channel in China on the CN Live platform; and, 3) A programming agreement with Associated Television International to launch the Chinese networks.

Additionally, if necessary, management believes that both related parties (management and members of the Board of Directors of the Company) and potential external sources of debt and/or equity financing may be obtained based on management’s history of being able to raise capital from both internal and external sources coupled with current favorable market conditions. Therefore, the accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. While the Company believes in the viability of management’s strategy to generate sufficient revenue, control costs and the ability to raise additional funds if necessary, there can be no assurances to that effect. The Company’s ability to continue as a going concern is dependent upon the ability to further implement the business plan, generate sufficient revenues and to control operating expenses. However, based on the results of the six months ended June 30, 2018 where operating costs decreased by 47% as compared to the same period last year, Management’s strategies on a directional basis appear to be positive and impactful.

Note 2 – Going Concern Analysis

Going Concern Analysis

The Company had a loss from operations of $5,337,608 and $1,182,246 for the year ended December 31, 2017 and 2016, respectively. As of December 31, 2017, we had cash and working capital deficit $1,769,550 and $3,541,032, respectively. We have evaluated the significance of these conditions in relation to our ability to meet our obligations, which had previously raised doubts about the Company’s ability to continue as a going concern through March 2019. However, the Company believes that the effects of its cost savings efforts with regard to corporate overhead and show production expenses commenced in 2017 are not reflected in the above results, but should be evident in 2018.

In addition to its cost containment strategies, the Company has announced three agreements to expand its future revenues: 1) An alignment with Sony Pictures Entertainment to explore a number of strategic initiatives; 2) An agreement to program a linear advertising Supported channel and an SVOD Channel in China on the CN Live platform; and, 3) A programming agreement with Associated Television International to launch the Chinese networks.

Additionally, if necessary, management believes that both related parties (management and members of the Board of Directors of the Company) and potential external sources of debt and/or equity financing may be obtained based on management’s history of being able to raise capital from both internal and external sources coupled with current favorable market conditions. Therefore, the accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. While the Company believes in the viability of management’s strategy to generate sufficient revenue, control costs and the ability to raise additional funds if necessary, there can be no assurances to that effect. The Company’s ability to continue as a going concern is dependent upon the ability to further implement the business plan, generate sufficient revenues and to control operating expenses.